Revenue (Additional Information) (Details) 2 - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Current portion of capitalized commissions, net	$ 24,900		$ 25,400
Noncurrent portion of capitalized commissions, net	23,500		23,000
Amortization of capitalized commission	$ 7,948	$ 7,262	$ 29,280	$ 29,119	$ 25,641